Subsequent Events	9 Months Ended
Dec. 31, 2025
EBP 000
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan Sponsor is not aware of any significant events occurring subsequent to December 31, 2025 and through June 22, 2026 that would have a material effect on the financial statements thereby requiring adjustment or disclosure.